Fair Value Measurements (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Fair Value Disclosures [Abstract]
Schedule of Financial Assets and Liabilities Measured at Fair Value on Recurring Basis	The Company’s financial assets and liabilities that are measured at fair value on a recurring basis as of March 31, 2022 and December 31, 2021 are as follows (in thousands):

	Carrying Value	Fair Value Measurements
	March 31, 2022	Level 1	Level 2	Level 3
Financial assets:
Finance receivables at fair value, excluding accrued interest and fees receivable (1)	$371,172	$—	$—	$371,172

Financial liabilities:
Warrant liability - Public Warrants (2)	6,181	6,181	—	—
Warrant liability - Private Placement Warrants (3)	2,655	—	—	2,655

	Carrying Value	Fair Value Measurements
	December 31, 2021	Level 1	Level 2	Level 3
Financial assets:
Finance receivables at fair value, excluding accrued interest and fees receivable (1)	$373,253	$—	$—	$373,253

Financial liabilities:
Warrant liability - Public Warrants (2)	8,083	8,083	—	—
Warrant liability - Private Placement Warrants (3)	3,157	—	—	3,157

During the three months ended March 31, 2022 and 2021, there were no transfers of assets or liabilities in or out of Level 3 fair value measurements.

(1) The Company primarily estimates the fair value of its installment finance receivables portfolio using discounted cash flow models that have been internally developed. The models use inputs that are unobservable but reflect the Company’s best estimates of the assumptions a market participant would use to calculate fair value.

The following table presents quantitative information about the significant unobservable inputs used for the Company’s installment finance receivables fair value measurements as of March 31, 2022 and December 31, 2021:

(2) The fair value measurement for the Public Warrants is categorized as Level 1 due to the use of an observable market quote in an active market under the ticker OPFI WS.
(3) The fair value of the Private Placement Warrants is measured using a Monte Carlo simulation; accordingly, the fair value measurement for the Private Placement Warrants is categorized as Level 3.

The Company’s financial assets and liabilities that are measured at fair value on a recurring basis as of December 31, 2021 and 2020 are as follows (in thousands):

	Carrying Value	Fair Value Measurements
	December 31, 2021	Level 1	Level 2	Level 3
Financial assets:
Finance receivables at fair value, excluding accrued interest and fees receivable (1)	$373,253	$—	$—	$373,253

Financial liabilities:
Warrant liability - Public Warrants (2)	8,083	8,083	—	—
Warrant liability - Private Placement Warrants (3)	3,157	—	—	3,157

	Carrying Value	Fair Value Measurements
	December 31, 2020	Level 1	Level 2	Level 3
Financial liabilities:
Warrant units (4)	$1,309	$—	$—	$1,309

During the years ended December 31, 2021 and 2020, there were no transfers of assets or liabilities in or out of Level 3 fair value measurements.

(1) The Company primarily estimates the fair value of its installment finance receivables portfolio using discounted cash flow models that have been internally developed. The models use inputs that are unobservable but reflect the Company’s best estimates of the assumptions a market participant would use to calculate fair value.

The following table presents quantitative information about the significant unobservable inputs used for the Company’s installment finance receivables fair value measurements as of December 31, 2021:
(2) The fair value measurement for the Public Warrants is categorized as Level 1 due to the use of an observable market quote in an active market under the ticker OPFI WS.
(3) The fair value of the Private Placement Warrants is measured using a Monte Carlo simulation; accordingly, the fair value measurement for the Private Placement Warrants is categorized as Level 3.

Schedule of Fair Value Measurement Input and Valuation Techniques

	March 31, 2022	December 31, 2021
Interest rate on finance receivables	147.70%	147.60%
Discount rate	22.20%	21.80%
Servicing cost*	5.00%	5.00%
Remaining life	0.62 years	0.62 years
Default rate*	18.50%	17.70%
Accrued interest*	3.20%	3.20%
Prepayment rate*	21.30%	21.00%

*Stated as a percentage of finance receivables

The following table presents the significant assumptions used in the simulation at March 31, 2022 and December 31, 2021, the Closing Date:

	March 31, 2022		December 31, 2021
Input	$11.50 Exercise Price Warrants	$15 Exercise Price Warrants	$11.50 Exercise Price Warrants	$15 Exercise Price Warrants
Risk-free interest rate	2.42%	2.33%	1.19%	1.50%
Expected term (years)	4.3	9.3	4.6	9.6
Expected volatility	57.00%	57.00%	48.40%	48.40%
Exercise price	$11.50	$15.00	$11.50	$15.00
Fair value of warrants	$0.60	$1.24	$0.74	$1.40
The fair value of the warrant units was estimated using an option pricing model that used the following assumptions:

December 31, 2020
Expected term	3 years
Volatility	52.0%
Discount for lack of marketability	45.0%
Risk free rate	0.2%

December 31, 2021
Interest rate on finance receivables	147.60%
Discount rate	21.80%
Servicing cost*	5.00%
Remaining life	0.62 years
Default rate*	17.70%
Accrued interest*	3.20%
Prepayment rate*	21.00%

*Stated as a percentage of finance receivables

The following table presents the significant assumptions used in the simulation at December 31, 2021 and July 20, 2021, the Closing Date:

	December 31, 2021		July 20, 2021
Input	$11.50 Exercise Price Warrants	$15 Exercise Price Warrants	$11.50 Exercise Price Warrants	$15 Exercise Price Warrants
Risk-free interest rate	1.19%	1.50%	0.69%	1.23%
Expected term (years)	4.6	9.6	5.0	10.0
Expected volatility	48.40%	48.40%	36.50%	36.00%
Exercise price	$11.50	$15.00	$11.50	$15.00
Fair value of warrants	$0.74	$1.40	$2.80	$3.50

Schedule of Changes in Fair Value of Liabilities

The following table presents the changes in the fair value of the warrant liability - Private Placement Warrants (in thousands):

	$11.50 Exercise Price Warrants	$15 Exercise Price Warrants	Total
Fair value as of December 31, 2021	$1,879	$1,278	$3,157
Change in fair value	(356)	(146)	(502)
Fair value as of March 31, 2022	$1,523	$1,132	$2,655

The following table presents the changes in the fair value of the warrant liability - Private Placement Warrants (in thousands):

	$11.50 Exercise Price Warrants	$15 Exercise Price Warrants	Total
Fair value as of December 31, 2020	$—	$—	$—
Reverse recapitalization	7,110	3,194	10,304
Change in fair value	(5,231)	(1,916)	(7,147)
Fair value as of December 31, 2021	$1,879	$1,278	$3,157

The following table presents the change in the fair value of the warrant units (in thousands):

Fair value as of December 31, 2019	$112
Change in fair value	1,197
Fair value as of December 31, 2020	1,309
Change in fair value	4,208
Warrant units exercised	(5,517)
Fair value as of December 31, 2021	$—

Schedule of Carrying Value and Estimated Fair Values of Financial Assets and Liabilities	The following table presents the carrying value and estimated fair values of financial assets and liabilities disclosed but not carried at fair value and the level within the fair value hierarchy as of March 31, 2022 and December 31, 2021 (in thousands):

	Carrying Value	Fair Value Measurements
	March 31, 2022	Level 1	Level 2	Level 3
Assets:
Cash	$27,025	$27,025	$—	$—
Restricted cash	32,921	32,921	—	—
Accrued interest and fees receivable	10,673	10,673	—	—
Finance receivables at amortized cost, net	4,811	—	—	4,811

Liabilities:
Secured borrowing payable	19,176	—	—	19,176
Senior debt, net	261,687	—	—	261,687

	Carrying Value	Fair Value Measurements
	December 31, 2021	Level 1	Level 2	Level 3
Assets:
Cash	$25,064	$25,064	$—	$—
Restricted cash	37,298	37,298	—	—
Accrued interest and fees receivable	10,637	10,637	—	—
Finance receivables at amortized cost, net	4,220	—	—	4,220

Liabilities:
Secured borrowing payable	22,443	—	—	22,443
Senior debt, net	251,578	—	—	251,578
The following table presents the carrying value and estimated fair values of financial assets and liabilities disclosed but not carried at fair value and the level within the fair value hierarchy as of December 31, 2021 and 2020 (in thousands):

	Carrying Value	Fair Value Measurements
	December 31, 2021	Level 1	Level 2	Level 3
Assets:
Cash	$25,064	$25,064	$—	$—
Restricted cash	37,298	37,298	—	—
Accrued interest and fees receivable	10,637	10,637	—	—
Finance receivables at amortized cost, net	4,220	—	—	4,220

Liabilities:
Secured borrowing payable	22,443	—	—	22,443
Senior debt, net	251,578	—	—	251,578

	Carrying Value	Fair Value Measurements
	December 31, 2020	Level 1	Level 2	Level 3
Assets:
Cash	$25,601	$25,601	$—	$—
Restricted cash	20,056	20,056	—	—
Finance receivables at amortized cost, net	222,243	—	—	287,437

Liabilities:
Reserve for repurchase liability	4,241	—	—	4,241
Secured borrowing payable	16,025	—	—	16,025
Senior debt, net	131,726	—	—	131,726
Subordinated debt - related party	4,000	—	—	4,000
Other debt	6,354	—	—	6,354